Fair Value (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Goodwill, impairment loss			$ 6.9
Impairment of Venezuela long-lived assets		$ 90.3
Property, plant and equipment, net	$ 766.9		766.9	$ 1,036.8
EGYPT
Goodwill, impairment loss	$ 6.9		$ 6.9
VENEZUELA
Property, plant and equipment, net		15.7
Fair Value, Inputs, Level 3 [Member] | VENEZUELA
Property, plant and equipment, net		$ 15.7
EGYPT
Number of years used in calculating the estimated fair value of reporting units			5 years